Equity Earnings (Loss) of Joint Ventures	12 Months Ended
Jul. 01, 2018
Equity Method Investments And Joint Ventures [Abstract]
Equity Earnings (Loss) of Joint Ventures

EQUITY EARNINGS (LOSS) OF JOINT VENTURES

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third ownership interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method. The results of the VAST LLC foreign subsidiaries and joint venture are reported on a one-month lag basis. The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Net sales	$174,896	$128,963	$114,338
Cost of goods sold	134,185	101,910	94,060
Gross profit	40,711	27,053	20,278
Engineering, selling and administrative expense	26,450	19,710	15,866
Impairment charge	—	—	6,000
Income (loss) from operations	14,261	7,343	(1,588)
Other income (expense), net	1,757	1,662	(115)
Income (loss) before provision for income taxes	16,018	9,005	(1,703)
Provision for income taxes	2,632	1,235	168
Net income (loss)	$13,386	$7,770	$(1,871)
STRATTEC’s share of VAST LLC net
income (loss)	$4,463	$2,590	$(624)
Intercompany profit eliminations	(22)	3	(15)
STRATTEC’s equity earnings (loss) of VAST LLC	$4,441	$2,593	$(639)

	July 1, 2018	July 2, 2017
Cash and cash equivalents	$8,959	$11,757
Receivables, net	43,930	41,942
Inventories, net	20,510	15,185
Other current assets	16,020	11,782
Total current assets	89,419	80,666
Property, plant and equipment, net	42,923	31,017
Other long-term assets	14,974	12,850
Total assets	$147,316	$124,533
Current liabilities	$74,721	$70,753
Long-term liabilities	5,654	2,960
Total liabilities	$80,375	$73,713
Net assets	$66,941	$50,820
STRATTEC’s share of VAST LLC net assets	$22,314	$16,940

The 2016 equity loss of joint ventures for VAST LLC included a $6 million impairment charge related to its Minda-VAST Access Systems joint venture in India. STRATTEC’s portion of this impairment charge in 2016 totaled $2 million.

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a 51 percent ownership interest in a joint venture company, SAL LLC, which exists to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner. SAL LLC had a $1.5 million revolving credit facility with BMO Harris Bank N.A. with a maturity date of February 16, 2016, which was fully guaranteed by STRATTEC. Outstanding borrowings under the SAL Credit Facility as of February 16, 2016 totaled $1.5 million. SAL LLC did not have cash available to pay the outstanding debt balance as of the maturity date. Therefore, STRATTEC made a payment of $1.5 million on its guarantee on February 16, 2016. Prior to making the guarantee payment, STRATTEC had recorded a liability related to the guarantee of $1.5 million at February 16, 2016. STRATTEC’s proportionate share of the guarantee based on our ownership percentage in SAL LLC totaled $765,000 as of February 16, 2016, and accordingly, our investment in SAL LLC included this amount as of this date. Our joint venture partner did not guarantee their proportionate share of the SAL Credit Facility. As a result, we recorded a loss equal to our partner’s proportionate share of the fair value of the STRATTEC guarantee based upon our partner’s ownership interest in the joint venture of $488,000 during fiscal 2015 and $247,000 during 2016. This loss is included in Equity Earnings (Loss) of Joint Ventures for 2016, as applicable, in the accompanying Consolidated Statements of Income and Comprehensive Income (Loss). SAL LLC is considered a variable interest entity based on the STRATTEC guarantee and additional loans from STRATTEC as discussed below. STRATTEC is not the primary beneficiary and does not control the entity. Accordingly, our investment in SAL LLC is accounted for using the equity method.

SAL LLC maintains a license agreement with Westinghouse allowing SAL LLC to do business as Westinghouse Security. This license agreement expired August 16, 2018. Payments due to Westinghouse under the license agreement were guaranteed by STRATTEC. As of July 2, 2017, STRATTEC had recorded a liability equal to the estimated fair value of the future payments due under this guarantee of $250,000. This liability is included in the accompanying Consolidated Balance Sheets in Accrued Liabilities: Other as of July 2, 2017. STRATTEC made a payment to Westinghouse of $250,000 on this guarantee during 2018. STRATTEC’s proportionate share of the guarantee of this payment based on our ownership percentage in SAL LLC totaled $127,000, and accordingly, our investment in SAL LLC was increased by this amount as of July 1, 2018 and July 2, 2017.

Loans were made from STRATTEC to SAL LLC in support of operating expenses and working capital needs. The outstanding loan amounts totaled $2.6 million as of July 2, 2017 and July 3, 2016, respectively. As of July 2, 2017, the outstanding loan amount was eliminated against STRATTEC’s negative Investment in SAL LLC in the preparation of the consolidated financial statements.

Even though we maintain a 51 percent ownership interest in SAL LLC, effective with our fiscal 2015 fourth quarter, 100 percent of the funding for SAL LLC was being made by loans from STRATTEC to SAL LLC. Therefore, STRATTEC began recognizing 100 percent of the losses of SAL LLC up to our committed financial support through Equity Earnings (Loss) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) effective with our fiscal 2015 fourth quarter.

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Net sales	$89	$369	$603
Cost of goods sold	67	610	382
Gross profit (loss)	22	(241)	221
Engineering, selling and administrative expense	17	1,534	1,311
Earnings (Loss) from operations	5	(1,775)	(1,090)
Other expense, net	(258)	(155)	(34)
Net loss	$(253)	$(1,930)	$(1,124)
STRATTEC’s share of SAL LLC earnings (loss)	$91	$(1,927)	$(1,124)
Loss on loan to SAL LLC	—	—	(225)
Loss on guarantee of SAL LLC credit facility	—	—	(247)
STRATTEC’s equity earnings (loss) of SAL LLC	$91	$(1,927)	$(1,596)

	July 1, 2018	July 2, 2017
Cash and cash equivalents	$5	$11
Receivables, net	40	11
Inventories, net	87	345
Total assets	$132	$367
Current liabilities	$3,208	$3,189
Net liabilities	$(3,076)	$(2,822)
STRATTEC’s share of SAL LLC net liabilities	$(1,569)	$(1,439)

During fiscal 2018, we, along with our joint venture partner, reduced operating the business of SAL LLC to winding down and selling only commercial biometric locks.

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Sales to VAST LLC	$3,151	$1,966	$304
Sales to SAL LLC	$98	$234	$363
Purchases from VAST LLC	$183	$245	$149
Expenses charged to VAST LLC	$984	$843	$1,034
Expenses charged from VAST LLC	$886	$1,134	$1,526

	July 1, 2018	July 2, 2017
Accounts receivable from VAST LLC	$53	$—
Accounts receivable from SAL LLC (A)	$—	$—
Current loan receivable from SAL LLC (A)	$—	$—
Long-term loan receivable from VAST LLC	$—	$300
Accounts payable to VAST LLC	$87	$—

(A)

As of July 1, 2018, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $82,000, respectively. As of July 2, 2017, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $185,000, respectively. As of July 1, 2018 and July 2, 2017, these outstanding balances have been offset against our investment in SAL LLC, which is included in Other Current Liabilities in the Consolidated Balance Sheet.